Transamerica BlackRock Real Estate Securities VP

SCHEDULE OF INVESTMENTS
At September 30, 2025
(unaudited)

	Shares	Value
COMMON STOCKS - 98.2%
Australia - 6.4%
DigiCo Infrastructure, REIT (A)	973,404	$ 1,706,869
Goodman Group, REIT	319,477	6,929,624
GPT Group, REIT	752,510	2,673,915
Lendlease Corp. Ltd.	495,523	1,803,381
National Storage, REIT	1,300,198	2,021,801
NEXTDC Ltd. (B)	70,230	786,292
Scentre Group, REIT	526,526	1,421,481
Stockland, REIT	770,336	3,119,556
		20,462,919
Belgium - 1.3%
Aedifica SA, REIT	29,109	2,154,762
VGP NV	16,625	1,856,218
		4,010,980
Canada - 0.5%
Choice Properties Real Estate Investment Trust	159,917	1,689,143
France - 1.5%
Carmila SA, REIT (B)	40,820	841,559
Unibail-Rodamco-Westfield, REIT (B)	37,406	3,927,895
		4,769,454
Germany - 2.5%
LEG Immobilien SE	37,952	3,016,547
Sirius Real Estate Ltd., REIT	973,109	1,279,287
TAG Immobilien AG	66,955	1,155,546
Vonovia SE	79,831	2,488,416
		7,939,796
Hong Kong - 4.6%
CK Asset Holdings Ltd.	308,500	1,495,335
Hang Lung Group Ltd.	133,000	250,552
Hang Lung Properties Ltd.	275,000	308,502
Henderson Land Development Co. Ltd.	213,000	751,061
Link, REIT	865,119	4,446,798
Sun Hung Kai Properties Ltd.	372,500	4,461,221
Wharf Holdings Ltd.	149,000	426,209
Wharf Real Estate Investment Co. Ltd.	791,000	2,337,846
		14,477,524
Italy - 0.2%
Infrastrutture Wireless Italiane SpA (A)(C)	41,404	486,590
Japan - 11.6%
Daito Trust Construction Co. Ltd.	77,300	1,696,173
Daiwa House Industry Co. Ltd.	113,000	4,065,051
GLP J-REIT	1,629	1,503,591
Invincible Investment Corp., REIT	6,793	3,095,975
Japan Prime Realty Investment Corp., REIT	1,536	1,070,843
KDX Realty Investment Corp., REIT	1,338	1,524,516
Mitsubishi Estate Co. Ltd.	182,800	4,206,433
Mitsui Fudosan Co. Ltd.	757,900	8,266,509
Mitsui Fudosan Logistics Park, Inc., REIT	4,482	3,221,669
ORIX J-REIT, Inc.	4,155	2,815,235
	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Tokyu Fudosan Holdings Corp.	398,300	$ 3,299,303
United Urban Investment Corp., REIT	1,805	2,189,654
		36,954,952
Singapore - 2.3%
CapitaLand Integrated Commercial Trust, REIT	1,620,900	2,877,523
CapitaLand Investment Ltd.	757,400	1,579,446
Centurion Accommodation REIT (B)	839,100	676,510
Keppel DC, REIT	1,167,200	2,162,571
		7,296,050
Spain - 2.2%
Cellnex Telecom SA (A)(B)(C)	64,844	2,245,078
Merlin Properties Socimi SA, REIT	211,142	3,182,925
Neinor Homes SA (C)	78,094	1,589,841
		7,017,844
Sweden - 1.6%
Castellum AB (A)	58,110	656,132
Fastighets AB Balder, B Shares (B)	356,460	2,549,713
Pandox AB	99,919	1,912,539
		5,118,384
Switzerland - 0.5%
Swiss Prime Site AG	10,348	1,446,809
United Kingdom - 3.6%
Derwent London PLC, REIT	85,597	2,006,530
Great Portland Estates PLC, REIT	363,890	1,558,725
Tritax Big Box PLC, REIT	2,352,852	4,572,485
UNITE Group PLC, REIT	328,587	3,177,379
		11,315,119
United States - 59.4%
Agree Realty Corp., REIT	84,344	5,991,798
Alexandria Real Estate Equities, Inc., REIT	37,978	3,165,087
American Healthcare, Inc., REIT	139,908	5,877,535
American Homes 4 Rent, Class A, REIT	51,266	1,704,594
AvalonBay Communities, Inc., REIT	59,562	11,505,592
Brixmor Property Group, Inc., REIT	105,450	2,918,856
Broadstone Net Lease, Inc., REIT	118,839	2,123,653
Brookdale Senior Living, Inc. (B)	629,733	5,333,838
BXP, Inc., REIT	48,764	3,625,116
CareTrust, Inc., REIT	126,626	4,391,390
Cousins Properties, Inc., REIT	114,171	3,304,109
CubeSmart, REIT	157,334	6,397,200
Digital Realty Trust, Inc., REIT	59,741	10,328,024
DigitalBridge Group, Inc.	138,791	1,623,855
EastGroup Properties, Inc., REIT	27,092	4,585,592
EPR Properties, REIT	64,265	3,728,013
Equinix, Inc., REIT	19,430	15,218,353
Essential Properties Realty Trust, Inc., REIT	122,349	3,641,106
Essex Property Trust, Inc., REIT	26,361	7,055,785
Federal Realty Investment Trust, REIT	28,070	2,843,772
Healthpeak Properties, Inc., REIT	73,285	1,403,408
Host Hotels & Resorts, Inc., REIT	284,746	4,846,377
Iron Mountain, Inc., REIT	54,260	5,531,264
Transamerica Series Trust

Transamerica BlackRock Real Estate Securities VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Outfront Media, Inc., REIT	194,979	$ 3,572,015
Prologis, Inc., REIT	159,880	18,309,458
Public Storage, REIT	10,632	3,071,053
Regency Centers Corp., REIT	60,774	4,430,425
Simon Property Group, Inc., REIT	59,000	11,072,530
Smartstop Self Storage REIT, Inc.	52,844	1,989,048
Sun Communities, Inc., REIT	49,262	6,354,798
VICI Properties, Inc., REIT	264,612	8,628,997
Welltower, Inc., REIT	78,525	13,988,443
		188,561,084
Total Common Stocks (Cost $297,042,802)		311,546,648
RIGHTS - 0.0% *
Singapore - 0.0% *
Keppel DC REIT Exercise Price SGD 2.24, Expiration Date 10/13/2025(B)(D)	99,584	11,580
Total Rights (Cost $0)		11,580
OTHER INVESTMENT COMPANY - 0.2%
Securities Lending Collateral - 0.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.13% (E)	591,708	591,708
Total Other Investment Company (Cost $591,708)		591,708

Principal	Value
REPURCHASE AGREEMENT - 2.2%
Fixed Income Clearing Corp.,
1.65% (E), dated 09/30/2025, to be
repurchased at $7,146,087 on 10/01/2025.
Collateralized by a U.S. Government
Obligation, 4.25%, due 03/15/2027, and
with a value of $7,288,837.
$ 7,145,759	$ 7,145,759
Total Repurchase Agreement (Cost $7,145,759)	7,145,759
Total Investments (Cost $304,780,269)	319,295,695
Net Other Assets (Liabilities) - (0.6)%	(1,997,260)
Net Assets - 100.0%	$ 317,298,435
OVER-THE-COUNTER SWAP AGREEMENTS:

Total Return Swap Agreements
Reference Entity	Counterparty	Pay/ Receive	Expiration Date	Notional Amount		Notional Amount as a percentage of Net Assets	Value	Net Unrealized Appreciation (Depreciation)
Contracts for Difference (“CFD”) Equity Securities Long(F)	GSI	Pay	09/18/2025	USD	2,682,960	0.8%	$2,754,125	$(71,165)
FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BNP	10/15/2025	USD	7,183	AUD	11,000	$—	$(98)
BNP	10/15/2025	USD	58,985	EUR	50,000	226	—
BNP	10/15/2025	USD	162,355	EUR	139,000	—	(995)
BNP	10/15/2025	USD	121,273	GBP	91,000	—	(1,123)
BNP	10/15/2025	AUD	1,972,000	USD	1,288,225	16,948	—
BNP	10/15/2025	GBP	6,000	USD	8,086	—	(16)
BOA	10/01/2025	USD	238,446	CAD	332,000	—	(123)
BOA	10/01/2025	USD	1,051,255	GBP	782,000	—	(463)
BOA	10/15/2025	USD	726,430	AUD	1,095,000	1,703	—
BOA	10/15/2025	USD	317,422	JPY	46,807,000	377	—
BOA	10/15/2025	CAD	332,000	USD	238,607	134	—
Transamerica Series Trust

Transamerica BlackRock Real Estate Securities VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
FORWARD FOREIGN CURRENCY CONTRACTS (continued):

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BOA	10/15/2025	GBP	66,000	USD	89,283	$—	$(511)
BOA	10/15/2025	GBP	782,000	USD	1,051,342	463	—
BOA	10/15/2025	JPY	161,559,000	USD	1,099,383	—	(5,071)
BOA	10/15/2025	SGD	879,000	USD	687,523	—	(5,236)
CITI	10/15/2025	USD	10,144	SEK	97,000	—	(169)
CITI	10/15/2025	AUD	447,000	USD	290,965	4,883	—
CITI	10/15/2025	EUR	25,000	USD	29,404	—	(25)
CITI	10/15/2025	GBP	14,000	USD	18,971	—	(140)
CITI	10/15/2025	HKD	542,000	USD	69,702	—	(28)
CITI	10/15/2025	JPY	18,648,000	USD	127,530	—	(1,219)
CITI	10/15/2025	KRW	616,573,000	USD	450,770	—	(10,988)
CITI	10/15/2025	SEK	421,000	USD	43,996	770	—
GSI	10/15/2025	HKD	159,000	USD	20,454	—	(15)
HSBC	10/15/2025	USD	558,706	AUD	856,000	—	(7,839)
HSBC	10/15/2025	USD	145,272	EUR	123,000	726	—
HSBC	10/15/2025	USD	3,222,876	EUR	2,761,000	—	(21,780)
HSBC	10/15/2025	USD	559,017	GBP	416,000	—	(511)
HSBC	10/15/2025	USD	78,140	GBP	58,000	129	—
HSBC	10/15/2025	USD	304,285	HKD	2,376,000	—	(1,149)
HSBC	10/15/2025	USD	1,074,740	JPY	158,264,000	2,747	—
HSBC	10/15/2025	USD	60,870	JPY	9,007,000	—	(139)
HSBC	10/15/2025	USD	69,377	SEK	658,000	—	(589)
HSBC	10/15/2025	AUD	1,521,000	USD	1,005,866	811	—
HSBC	10/15/2025	CAD	2,189,000	USD	1,606,680	—	(32,572)
HSBC	10/15/2025	EUR	280,000	USD	326,128	2,921	—
HSBC	10/15/2025	EUR	102,000	USD	119,961	—	(93)
HSBC	10/15/2025	GBP	378,000	USD	511,003	—	(2,586)
HSBC	10/15/2025	GBP	5,000	USD	6,712	13	—
HSBC	10/15/2025	JPY	59,471,000	USD	406,568	—	(3,745)
HSBC	10/15/2025	JPY	47,732,000	USD	321,269	2,042	—
HSBC	10/15/2025	SEK	7,059,000	USD	741,223	9,364	—
HSBC	10/15/2025	SGD	61,000	USD	47,830	—	(481)
JPM	10/15/2025	USD	787,026	EUR	673,000	—	(3,866)
JPM	10/15/2025	USD	133,984	JPY	19,625,000	1,055	—
JPM	10/15/2025	USD	89,699	SEK	859,000	—	(1,639)
JPM	10/15/2025	USD	706,688	SGD	903,000	5,772	—
JPM	10/15/2025	AUD	491,000	USD	320,774	4,196	—
JPM	10/15/2025	CHF	2,451,000	USD	3,114,024	—	(29,216)
JPM	10/15/2025	GBP	26,000	USD	35,178	—	(207)
JPM	10/15/2025	JPY	138,657,103	USD	948,585	—	(9,398)
JPM	10/15/2025	JPY	589,000	USD	3,987	3	—
JPM	10/15/2025	NOK	1,739,000	USD	171,935	2,340	—
JPM	10/15/2025	SEK	4,168,000	USD	437,558	5,628	—
JPM	10/15/2025	SGD	637,000	USD	494,157	287	—
SSB	10/15/2025	USD	3,708,489	AUD	5,642,000	—	(25,682)
SSB	10/15/2025	USD	665	AUD	1,000	3	—
SSB	10/15/2025	USD	561,840	EUR	478,000	107	—
SSB	10/15/2025	USD	61,842	GBP	46,000	—	(29)
SSB	10/15/2025	USD	3,056,100	HKD	23,835,000	—	(7,880)
SSB	10/15/2025	USD	429,695	JPY	62,599,000	5,684	—
SSB	10/15/2025	USD	1,274,482	SEK	12,119,000	—	(14,138)
SSB	10/15/2025	USD	2,237,652	SGD	2,851,000	24,684	—
SSB	10/15/2025	AUD	576,000	USD	377,873	3,354	—
SSB	10/15/2025	CAD	10,000	USD	7,269	—	(78)
SSB	10/15/2025	CHF	82,000	USD	103,132	72	—
SSB	10/15/2025	EUR	383,000	USD	442,840	7,252	—
SSB	10/15/2025	EUR	72,000	USD	84,873	—	(260)
Transamerica Series Trust

Transamerica BlackRock Real Estate Securities VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
FORWARD FOREIGN CURRENCY CONTRACTS (continued):

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
SSB	10/15/2025	HKD	7,775,000	USD	999,002	$472	$—
SSB	10/15/2025	HKD	72,000	USD	9,258	—	(2)
SSB	10/15/2025	ILS	13,641,000	USD	4,097,756	20,605	—
SSB	10/15/2025	JPY	47,593,000	USD	323,795	—	(1,427)
SSB	10/15/2025	NZD	407,000	USD	245,279	—	(9,182)
SSB	10/15/2025	SEK	10,009,000	USD	1,059,838	4,422	—
SSB	10/15/2025	SEK	1,154,000	USD	123,274	—	(569)
SSB	10/15/2025	SGD	6,351,000	USD	4,990,367	—	(60,673)
UBS	10/01/2025	USD	1,239,128	EUR	1,056,000	—	(745)
UBS	10/15/2025	USD	57,255	AUD	89,000	—	(1,650)
UBS	10/15/2025	USD	619,261	EUR	526,000	1,119	—
UBS	10/15/2025	USD	674,287	EUR	579,000	—	(6,138)
UBS	10/15/2025	USD	2,156,911	GBP	1,596,000	10,261	—
UBS	10/15/2025	USD	47,642	HKD	372,000	—	(179)
UBS	10/15/2025	USD	204,436	JPY	29,893,000	1,957	—
UBS	10/15/2025	AUD	137,000	USD	89,455	1,219	—
UBS	10/15/2025	CAD	10,000	USD	7,280	—	(89)
UBS	10/15/2025	EUR	1,425,000	USD	1,673,227	1,395	—
UBS	10/15/2025	GBP	358,000	USD	485,853	—	(4,337)
UBS	10/15/2025	GBP	22,000	USD	29,585	6	—
UBS	10/15/2025	JPY	172,180,000	USD	1,170,987	—	(4,735)
UBS	10/15/2025	JPY	447,168,000	USD	3,025,963	2,909	—
Total						$149,059	$(279,823)
INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Specialized REITs	20.2%	$64,366,788
Real Estate Management & Development	16.1	51,308,229
Retail REITs	12.4	39,584,257
Industrial REITs	12.2	39,122,419
Health Care REITs	9.7	30,980,625
Residential REITs	9.5	30,474,658
Diversified REITs	6.7	21,332,848
Office REITs	4.5	14,380,558
Hotel & Resort REITs	2.5	7,942,352
Health Care Providers & Services	1.7	5,333,838
Diversified Telecommunication Services	0.9	2,731,668
Capital Markets	0.5	1,623,855
Household Durables	0.5	1,589,841
IT Services	0.2	786,292
Investments	97.6	311,558,228
Short-Term Investments	2.4	7,737,467
Total Investments	100.0%	$ 319,295,695
Transamerica Series Trust

Transamerica BlackRock Real Estate Securities VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (G)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$190,250,227	$121,296,421	$—	$311,546,648
Rights	—	11,580	—	11,580
Other Investment Company	591,708	—	—	591,708
Repurchase Agreement	—	7,145,759	—	7,145,759
Total Investments	$190,841,935	$128,453,760	$—	$319,295,695
Other Financial Instruments
Forward Foreign Currency Contracts (H)	$—	$149,059	$—	$149,059
Total Other Financial Instruments	$—	$149,059	$—	$149,059
LIABILITIES
Other Financial Instruments
Forward Foreign Currency Contracts (H)	$—	$(279,823)	$—	$(279,823)
Over-the-Counter Total Return Swap Agreements - (CFD) (H)	—	(71,165)	—	(71,165)
Total Other Financial Instruments	$—	$(350,988)	$—	$(350,988)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)
All or a portion of the security is on loan. The total value of the securities on loan is $4,450,050, collateralized by cash collateral of $591,708 and non-cash collateral, such as U.S. government securities of $4,093,025. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(B)	Non-income producing security.
(C)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2025, the total value of 144A securities is $4,321,509, representing 1.4% of the
Portfolio's net assets.

(D)	Fair valued as determined in good faith in accordance with TAM's procedures. At September 30, 2025, the total value of the securities is $11,580, representing 0.0% of the Portfolio’s net assets.
(E)	Rate disclosed reflects the yield at September 30, 2025.
(F)
The Portfolio receives or pays the total return on a portfolio of long positions underlying the total return swap. In addition, the Portfolio pays or receives a variable rate of interest, based on a specific benchmark, with a spread of 20-30 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The specified benchmarks used in determining the variable rate of interest is the
AUD-OIS-RBA and Federal Funds Rate.

(G)
There were no transfers in or out of Level 3 during the period ended September 30, 2025. Please reference the Investment Valuation section of the
Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

(H)	Derivative instruments are valued at unrealized appreciation (depreciation).
CURRENCY ABBREVIATION(S):
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israel New Shekel
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
Transamerica Series Trust

Transamerica BlackRock Real Estate Securities VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
CURRENCY ABBREVIATION(S) (continued):
USD	United States Dollar
COUNTERPARTY ABBREVIATION(S):
BNP	BNP Paribas
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
GSI	Goldman Sachs International
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank, N.A.
SSB	State Street Bank & Trust Co.
UBS	UBS AG
PORTFOLIO ABBREVIATION(S):
J-REIT	Japan-Real Estate Investment Trust
REIT	Real Estate Investment Trust
Transamerica Series Trust

Transamerica BlackRock Real Estate Securities VP

NOTES TO SCHEDULE OF INVESTMENTS
At September 30, 2025
(unaudited)
INVESTMENT VALUATION
Transamerica BlackRock Real Estate Securities VP (the "Portfolio") is a series of the Transamerica Series Trust.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at September 30, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Transamerica Series Trust

Transamerica BlackRock Real Estate Securities VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
Rights: Rights may be priced intrinsically using a model that incorporates the subscription or strike price, the daily market price for the underlying security, and a subscription ratio. If the inputs are unavailable, or if the subscription or strike price is higher than the market price, then the rights are priced at zero. Rights are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
Transamerica Series Trust